Trade Accounts and Other Payables (Tables)	9 Months Ended
Sep. 30, 2016
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2016	December 31, 2015
Creditors	4,636	5,710
Insurances	108	162
Other	33	107
Total	4,777	5,979